Liquidity and Capital Resources (Supera Pharmaceuticals, Inc.)	12 Months Ended
Dec. 31, 2020
Supera Pharmaceuticals, Inc. [Member]
Liquidity and Capital Resources

Note 2—Liquidity and capital resources

Historically, the Company has been primarily engaged in pursuing its intellectual property and pre-clinical development activities related to its product candidate “Supera-1R”. In the course of these activities, the Company has sustained substantial losses. The Company’s ability to fund ongoing operations and future research and development required for Food and Drug Administration approval is dependent on the Company’s ability to obtain significant additional external funding in the near term. This additional funding may not be available under commercially reasonable terms.

The Company expects to be able to fund operations through the anticipated merger, or through the first quarter of 2022, with available borrowings from related parties. However, should actual cash expenditures exceed management’s budget, the Company may be forced to curtail operations along with implementing other cost-saving measures, such as reducing the use of outside professional service providers, or significantly modifying or delaying the pre-clinical development of our product candidate.